Statements of Stockholders Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2,431		$ (1,382,093)	$ (1,379,662)
Beginning balance at Dec. 31, 2020	2,430,514
Issuance of shares upon conversion of convertible notes	$ 59	173,098		173,157
Issuance of shares upon conversion of convertible notes	59,515
Effect of induced conversion of debt		112,133		112,133
Issuance of shares in exchange for building signage	$ 7	19,993		20,000
Issuance of shares in exchange for building signage	6,667
Issuance of shares for cash	$ 81	269,919		270,000
Issuance of shares for cash Share	81,106
Issuance of shares for cash class	$ 76	251,924		252,000
Issuance of shares for cash Shares	75,662
Issuance of shares upon settlement of convertible notes	$ 1,527	5,543,832		5,545,359
Issuance of shares upon settlement of convertible notes	1,527,647
Issuance of shares in exchange for services	$ 30	108,870		108,900
Issuance of shares in exchange for service	30,000
Issuance of shares for cash amount	$ 89	316,311		316,400
Issuance of new shares for cash	88,889
Issuance of detachable warrants to long-term debt		809,806		809,806
Issuance of warrants to underwriters		262,354		262,354
Issuance of warrants in exchange for services		407,700		407,700
Issuance of options in exchange for services		79,200		79,200
Net loss			(4,720,858)	(4,720,858)
Ending balance, value at Dec. 31, 2021	$ 4,300	8,355,140	(6,102,951)	2,256,489
Beginning balance at Dec. 31, 2021	4,300,000
Net loss			(696,853)	(696,853)
Ending balance, value at Mar. 31, 2022	$ 4,300	8,355,140	(6,799,804)	1,559,636
Beginning balance at Mar. 31, 2022	4,300,000
Beginning balance, value at Dec. 31, 2021	$ 4,300	8,355,140	(6,102,951)	2,256,489
Beginning balance at Dec. 31, 2021	4,300,000
Net loss				(6,067,193)
Ending balance, value at Sep. 30, 2022	$ 6,802	25,239,654	(12,170,144)	13,076,312
Beginning balance at Sep. 30, 2022	6,802,464
Beginning balance, value at Dec. 31, 2021	$ 4,300	8,355,140	(6,102,951)	2,256,489
Beginning balance at Dec. 31, 2021	4,300,000
Net loss			(7,536,540)	(7,536,540)
Issuance of shares, initial public offering, net of issuance costs	$ 2,466	14,770,021		14,772,487
Issuance of shares, initial public offering, net of issuance costs	2,466,750
Issuance of shares in exchange for IPO services	$ 36	(36)
Issuance of shares in exchange for IPO services	35,714
Issuance of stock options		2,114,529		2,114,529
Issuance of stock options
Ending balance, value at Dec. 31, 2022	$ 6,802	25,239,654	(13,639,491)	11,606,965
Beginning balance at Dec. 31, 2022	6,802,464
Beginning balance, value at Mar. 31, 2022	$ 4,300	8,355,140	(6,799,804)	1,559,636
Beginning balance at Mar. 31, 2022	4,300,000
Issuance of shares for cash	$ 2,466	14,770,021		14,772,487
Issuance of shares for cash Share	2,466,750
Issuance of shares in exchange for services	$ 36	(36)
Issuance of shares in exchange for service	35,714
Net loss			(4,091,036)	(4,091,036)
Ending balance, value at Jun. 30, 2022	$ 6,802	25,239,654	(10,890,840)	14,355,616
Beginning balance at Jun. 30, 2022	6,802,464
Net loss			(1,279,304)	(1,279,304)
Ending balance, value at Sep. 30, 2022	$ 6,802	25,239,654	(12,170,144)	13,076,312
Beginning balance at Sep. 30, 2022	6,802,464
Beginning balance, value at Dec. 31, 2022	$ 6,802	25,239,654	(13,639,491)	11,606,965
Beginning balance at Dec. 31, 2022	6,802,464
Net loss			(1,977,278)	(1,977,278)
Ending balance, value at Mar. 31, 2023	$ 6,901	25,541,022	(15,616,769)	9,931,154
Beginning balance at Mar. 31, 2023	6,900,566
Beginning balance, value at Dec. 31, 2022	$ 6,802	25,239,654	(13,639,491)	11,606,965
Beginning balance at Dec. 31, 2022	6,802,464
Net loss				(5,270,281)
Ending balance, value at Sep. 30, 2023	$ 6,911	25,730,833	(18,909,772)	6,827,972
Beginning balance at Sep. 30, 2023	6,910,717
Beginning balance, value at Mar. 31, 2023	$ 6,901	25,541,022	(15,616,769)	9,931,154
Beginning balance at Mar. 31, 2023	6,900,566
Net loss			(1,478,788)	(1,478,788)
Ending balance, value at Jun. 30, 2023	$ 6,911	25,541,002	(17,095,557)	8,452,356
Beginning balance at Jun. 30, 2023	6,910,717
Net loss			(1,814,215)	(1,814,215)
Ending balance, value at Sep. 30, 2023	$ 6,911	$ 25,730,833	$ (18,909,772)	$ 6,827,972
Beginning balance at Sep. 30, 2023	6,910,717